Alpha Intelligent Large Cap Value ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 93.7%
Aerospace Defense - 2.0%
Lockheed Martin Corp.	27	$10,507

Aerospace Defense Equipment - 2.0%
L3Harris Technologies, Inc.	50	10,464

Agricultural Biotech - 1.5%
Corteva, Inc.	167	8,029

Apparel Manufacturers - 3.1%
Hanesbrands, Inc.	519	8,356
VF Corp.	119	7,760
		16,116
Beverages - Non-Alcoholic - 8.3%
Coca-Cola Co.	138	8,419
PepsiCo, Inc.	202	35,051
		43,470
Building - Residential and Commercial - 1.0%
NVR, Inc. (a)	1	5,327

Cable and Satellite TV - 1.7%
Charter Communications, Inc. - Class A (a)	15	8,900

Commerical Services - Finance - 3.5%
Automatic Data Processing, Inc.	57	11,752
S&P Global, Inc.	16	6,644
		18,396
Computer Services - 3.1%
Cognizant Technology Solutions Corp. - Class A	189	16,144

Cosmetics and Toiletries - 2.1%
Colgate-Palmolive Co.	135	11,131

Data Processing and Management - 1.9%
Paychex, Inc.	85	10,010

Distribution - Wholesale - 2.5%
Fastenal Co.	98	5,555
WW Grainger, Inc.	15	7,427
		12,982
Diversified Manufacturing Operations - 4.0%
Illinois Tool Works, Inc.	28	6,550
Parker-Hannifin Corp.	26	8,060
Trane Technologies PLC (b)	35	6,058
		20,668
Drug Delivery Systems - 1.5%
Becton Dickinson and Co.	31	7,878

Electronic Components and Semiconductors - 3.8%
Microchip Technology, Inc.	115	8,910
Texas Instruments, Inc.	59	10,590
		19,500
Electronic Measuring Instruments - 2.2%
Agilent Technologies, Inc.	83	11,564

Enterprise Software and Services - 2.0%
Oracle Corp.	127	10,307

Fiduciary Banks - 5.2%
Bank of New York Mellon Corp.	164	9,719
Northern Trust Corp.	75	8,748
State Street Corp.	90	8,505
		26,972
Finance - Credit Card - 3.7%
American Express Co.	73	13,127
Discover Financial Services	54	6,251
		19,378
Finance - Investment Banking - 3.5%
Charles Schwab Corp.	209	18,329

Food - Confectionary - 2.7%
Hershey Co.	35	6,897
Mondelez International, Inc. - Class A	104	6,971
		13,868
Life and Healh Insurance - 1.2%
Principal Financial Group, Inc.	88	6,429

Machinery - Construction and Mining - 2.1%
Caterpillar, Inc.	55	11,086

Medical - Drugs - 1.7%
Bristol-Myers Squibb Co.	137	8,890

Medical Instruments - 1.4%
Medtronic PLC (b)	69	7,141

Multi-Line Insurance - 5.5%
American International Group, Inc.	115	6,641
Chubb Ltd. (b)	74	14,599
MetLife, Inc.	107	7,175
		28,415
Private Equity - 3.3%
KKR & Co., Inc.	241	17,150

Retail - Apparel and Shoes - 1.9%
Gap, Inc.	535	9,667

Retail - Discount - 1.3%
Costco Wholesale Corp.	13	6,567

Software Tools - 1.2%
Vmware, Inc. - Class A	48	6,167

Super-Regional Banks - 2.8%
U.S. Bancorp	253	14,722

Transportation - Rail - 5.3%
Union Pacific Corp.	112	27,390

Transportation Services - 1.1%
FedEx Corp.	23	5,655

Web Portals/ISP - 3.6%
Alphabet Inc. - Class A (a)	7	18,942
TOTAL COMMON STOCKS (Cost $474,603)		488,161

Real Estate Investment Trusts (REITs) — 4.3%
American Tower Corp.	29	7,293
Public Storage	24	8,605
Simon Property Group, Inc.	45	6,624
TOTAL REITs (Cost $22,728)		22,522

MONEY MARKET FUNDS — 2.0%
First American Government Obligations Fund - Class X, 0.03% (c)	10,591	10,591
TOTAL MONEY MARKET FUNDS (Cost $10,591)		10,591

Total Investments (Cost $507,922) — 100.0%		521,274
Other assets and liabilities, net — 0.0% (d)		77
TOTAL NET ASSETS — 100.0%		$521,351

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)	Less than 0.05% of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$488,161	$-	$-	$488,161
Money Market Funds	10,591	-	-	10,591
Real Estate Investment Trusts (REITs)	22,522	-	-	22,522
Total Investments - Assets	$521,274	$-	$-	$521,274

* See the Schedule of Investments for industry classifications.